Related Party Transactions - Summary of Relationship With Related Party (Detail)	12 Months Ended
Dec. 31, 2020
Yusheng Han
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of a shareholder of the Company, Chief Executive Officer, director
Shaokun Chuai
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of a shareholder of the Company, Chief Operating Officer, director
Dan Zhou
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of a shareholder of the Company, management of the Group
BRT Bio Tech Limited
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Controlling shareholder of the Company up to October 30, 2019
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Equity method investee